OLD WESTBURY FUNDS, INC.

Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement Dated August 29, 2016 to the

Prospectus dated March 1, 2016, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2016, as supplemented.

Effective on September 1, 2016 (the “Effective Date”), TPH Asset Management LLC (“TPH”) will no longer act as a sub-adviser for a portion of the Fund’s portfolio. On the Effective Date, Bessemer Investment Management LLC, the Fund’s investment adviser, will assume the day-to-day investment management responsibility for the portion of the Fund’s assets managed by TPH prior to the Effective Date.

Accordingly, all references and information with regard to TPH, including TPH’s portfolio manager, are deleted as of the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

A21-SUPP082916	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement Dated August 29, 2016 to the

Statement of Additional Information (“SAI”) dated March 1, 2016, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2016, as supplemented.

Effective on September 1, 2016 (the “Effective Date”), TPH Asset Management LLC (“TPH”) will no longer act as a sub-adviser for a portion of the Fund’s portfolio. On the Effective Date, Bessemer Investment Management LLC, the Fund’s investment adviser, will assume the day-to-day investment management responsibility for the portion of the Fund’s assets managed by TPH prior to the Effective Date.

Accordingly, all references and information with regard to TPH, including TPH’s portfolio manager, are deleted as of the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE